Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 98.5%
Aerospace & Defense – 5.3%
BAE Systems PLC	1,086,700	$31,627,924
Rheinmetall AG	5,814	9,694,721
		41,322,645
Automobiles – 1.6%
Ferrari NV	36,619	12,341,529
Banks – 15.4%
Banco Bilbao Vizcaya Argentaria SA	1,385,914	30,245,350
BNP Paribas SA	146,868	13,988,919
Erste Group Bank AG	229,225	24,765,762
Japan Post Bank Co Ltd	599,900	9,870,575
Natwest Group PLC	1,326,694	9,842,644
Resona Holdings Inc	2,085,800	23,210,821
UniCredit SpA	101,232	7,293,542
		119,217,613
Beverages – 4.1%
Davide Campari-Milano NV	1,933,588	13,769,538
Heineken NV	238,327	18,337,602
		32,107,140
Biotechnology – 2.8%
Argenx SE (ADR)*	17,578	12,836,334
Ascendis Pharma A/S (ADR)*	37,667	8,615,573
		21,451,907
Capital Markets – 2.3%
St James's Place PLC	1,130,109	17,772,834
Chemicals – 2.4%
Shin-Etsu Chemical Co Ltd	284,400	11,572,642
Taiyo Nippon Sanso Corp	186,900	6,673,549
		18,246,191
Commercial Services & Supplies – 2.1%
Rentokil Initial PLC	2,604,916	16,193,949
Diversified Telecommunication Services – 3.6%
Deutsche Telekom AG	759,785	28,012,600
Electrical Equipment – 6.6%
Contemporary Amperex Technology Co Ltd - Class A	300,053	17,640,245
Prysmian SpA	122,939	14,373,798
Schneider Electric SE	68,090	18,699,778
		50,713,821
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	132,889	11,298,223
Spotify Technology SA*	32,780	15,895,350
		27,193,573
Information Technology Services – 1.3%
Fujitsu Ltd	501,300	10,188,665
Insurance – 5.3%
AIA Group Ltd	1,958,400	22,000,931
Dai-ichi Life Holdings Inc	2,088,100	19,083,021
		41,083,952
Interactive Media & Services – 2.6%
Tencent Holdings Ltd	323,700	20,436,318
Machinery – 1.8%
Alstom SA*	485,060	13,819,507
Metals & Mining – 2.8%
Freeport-McMoRan Inc	373,180	21,935,520
Oil, Gas & Consumable Fuels – 6.3%
Canadian Natural Resources Ltd	438,046	21,345,981
Gaztransport Et Technigaz SA	49,614	11,560,990
TotalEnergies SE	174,224	16,084,514
		48,991,485
Personal Products – 1.9%
Unilever PLC	260,109	14,581,243
Pharmaceuticals – 5.7%
AstraZeneca PLC	123,880	24,192,323
Roche Holding AG	50,690	20,020,758
		44,213,081

	Shares	Value
Common Stocks – (continued)
Professional Services – 0.7%
Recruit Holdings Co Ltd	119,800	$5,345,862
Semiconductor & Semiconductor Equipment – 15.3%
ASM International NV	15,106	11,505,112
ASML Holding NV	25,075	33,185,752
SK Hynix Inc	41,920	22,806,681
Taiwan Semiconductor Manufacturing Co Ltd	906,000	51,084,135
		118,581,680
Specialty Retail – 2.0%
Industria de Diseno Textil SA	273,409	15,717,820
Textiles, Apparel & Luxury Goods – 3.1%
LVMH Moet Hennessy Louis Vuitton SE	21,569	11,987,848
Samsonite International SAž	6,211,077	11,713,630
		23,701,478
Total Common Stocks (cost $546,557,570)		763,170,413
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $6,023,950)	6,023,066	6,023,066
Total Investments (total cost $552,581,520) – 99.3%		769,193,479
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		5,585,628
Net Assets – 100%		$774,779,107

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$114,210,917	14.8%
France	86,141,556	11.2
Japan	85,945,135	11.2
Netherlands	63,028,466	8.2
Taiwan	51,084,135	6.6
Italy	47,778,407	6.2
Spain	45,963,170	6.0
United States	39,256,809	5.1
China	38,076,563	4.9
Germany	37,707,321	4.9
Hong Kong	33,714,561	4.4
Austria	24,765,762	3.2
South Korea	22,806,681	3.0
Canada	21,345,981	2.8
Switzerland	20,020,758	2.6
Sweden	15,895,350	2.1
Belgium	12,836,334	1.7
Denmark	8,615,573	1.1
Total	$769,193,479	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$12,773,280	$59,924,158	$(66,671,189)	$(1,499)	$(1,684)	$6,023,066	6,023,066	$101,178

Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	$-	$11,609,108	$(11,609,108)	$-	$-	$-	-	$9 ∆
Total Affiliated Investments - 0.8%
	$12,773,280	$71,533,266	$(78,280,297)	$(1,499)	$(1,684)	$6,023,066	6,023,066	$101,187

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$11,713,630, which represents 1.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$21,451,907	$-	$-
Entertainment	27,193,573	-	-
Metals & Mining	21,935,520	-	-
Oil, Gas & Consumable Fuels	21,345,981	27,645,504	-
All Other	-	643,597,928	-
Investment Companies	-	6,023,066	-
Total Assets	$91,926,981	$677,266,498	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70314 05-26